Financial risk management (Details 2) - INR (₨) ₨ in Millions	Mar. 31, 2021	Mar. 31, 2020
Disclosure of Contractual Maturities of Significant Financial Liabilities [Line Items]
Trade and other payables	₨ 23,744	₨ 16,659
Bank overdraft, short-term loans and borrowings	23,145	16,532
Derivative financial instruments	326	1,602
Other liabilities and provisions	23,233	25,317
Not later than one year [member]
Disclosure of Contractual Maturities of Significant Financial Liabilities [Line Items]
Trade and other payables	23,744	16,659
Bank overdraft, short-term loans and borrowings	23,145	16,532
Derivative financial instruments	326	1,602
Other liabilities and provisions	22,507	24,566
Later Than One Year But Not Later Than Two Years [Member]
Disclosure of Contractual Maturities of Significant Financial Liabilities [Line Items]
Trade and other payables	0	0
Bank overdraft, short-term loans and borrowings	0	0
Derivative financial instruments	0	0
Other liabilities and provisions	0	0
Later than two years and not later than three years [member]
Disclosure of Contractual Maturities of Significant Financial Liabilities [Line Items]
Trade and other payables	0	0
Bank overdraft, short-term loans and borrowings	0	0
Derivative financial instruments	0	0
Other liabilities and provisions	0	0
Later than three years and not later than four years [member]
Disclosure of Contractual Maturities of Significant Financial Liabilities [Line Items]
Trade and other payables	0	0
Bank overdraft, short-term loans and borrowings	0	0
Derivative financial instruments	0	0
Other liabilities and provisions	0	0
Later than four years [Member]
Disclosure of Contractual Maturities of Significant Financial Liabilities [Line Items]
Trade and other payables	0	0
Bank overdraft, short-term loans and borrowings	0	0
Derivative financial instruments	0	0
Other liabilities and provisions	₨ 726	₨ 751